Capital Stock and Changes in Capital Accounts - Series D Preferred Stock (Details) - USD ($)						12 Months Ended
	Jan. 17, 2023	Dec. 15, 2022	Dec. 13, 2022	Nov. 28, 2022	Sep. 21, 2022	Dec. 31, 2022	Dec. 29, 2022	Sep. 20, 2022	Dec. 31, 2021
Capital Stock and Changes in Capital Accounts
Preferred stock, shares issued						519,172			510,000
Preferred stock, shares outstanding						519,172			510,000
Diana Shipping Inc stockholders
Capital Stock and Changes in Capital Accounts
Series D preferred stock exchanged for common stock (in shares)				15,828
Series D Preferred Stock
Capital Stock and Changes in Capital Accounts
Vessel acquisitions, equity issued, number of Shares					25,000
Preferred Stock, Par Value Per Share					$ 0.01
Preferred Stock, Stated Value Per Share					$ 1,000
Liquidation preference					$ 1,000
Series D preferred stock exchanged for common stock (in shares)		(15,828)
Trading period for measurement of volume weighted average price to calculate conversion rate			10 days
Preferred stock, shares issued						9,172
Preferred stock, shares outstanding						9,172	9,172
Excess value per share of common stock		$ 0.00186
Excess value of shares of common stock		$ 134,000
Dividend rate of preferred stock per annum					7.00%
Dividends on preferred stock						$ 117,000
Maximum Beneficial Ownership Percentage					49.00%
Aggregate liquidation preference						$ 25,000,000
Dividends per share						$ 17.50
Series D Preferred Stock | Subsequent Event [Member]
Capital Stock and Changes in Capital Accounts
Dividends on preferred stock	$ 135
Series D Preferred Stock | Diana Shipping Inc stockholders
Capital Stock and Changes in Capital Accounts
Number of shares distributed		9,172
Series D Preferred Stock | Dividend declared
Capital Stock and Changes in Capital Accounts
Dividends on preferred stock						$ 117,000
Series D Preferred Stock | Dividend paid
Capital Stock and Changes in Capital Accounts
Dividends on preferred stock						$ 117,000
Series D Preferred Stock | Level 1
Capital Stock and Changes in Capital Accounts
Fair value of the common shares exchanged		$ 11,277,000
Series D Preferred Stock | Level 2
Capital Stock and Changes in Capital Accounts
Fair Value					$ 17,600,000
Common Stock
Capital Stock and Changes in Capital Accounts
Series D preferred stock exchanged for common stock (in shares)		7,201,087
M/V Baltimore | Level 2
Capital Stock and Changes in Capital Accounts
Fair Value								$ 17,600,000
M/V Baltimore | Series D Preferred Stock
Capital Stock and Changes in Capital Accounts
Preferred stock, shares issued					25,000			25,000